Finance Receivables And Loans, Net (Impaired Financing Receivables) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	$ 1,409	$ 1,434
Carrying value before allowance	1,404	1,349
Impaired Financing Receivable, Related Allowance	248	228
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	281	260
Carrying value before allowance	281	260
Impaired Financing Receivable, Related Allowance	23	16
Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	924	958
Carrying value before allowance	919	873
Impaired Financing Receivable, Related Allowance	199	186
Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	204	216
Carrying value before allowance	204	216
Impaired Financing Receivable, Related Allowance	26	26
Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	116	146
Carrying value before allowance	116	146
Impaired Financing Receivable, Related Allowance	7	7
Commercial And Industrial Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	0	0
Carrying value before allowance	0	0
Impaired Financing Receivable, Related Allowance	0	0
Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	74	33
Carrying value before allowance	74	33
Impaired Financing Receivable, Related Allowance	16	7
Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	14	37
Carrying value before allowance	14	37
Impaired Financing Receivable, Related Allowance	3	12
Impaired With No Allowance Member
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	194	286
Impaired With No Allowance Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	0	90
Impaired With No Allowance Member | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	128	124
Impaired With No Allowance Member | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	66	72
Impaired With No Allowance Member | Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	57	54
Impaired With No Allowance Member | Commercial And Industrial Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	0	0
Impaired With No Allowance Member | Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	0	9
Impaired With No Allowance Member | Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	9	9
Impaired With Allowance Member
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	1,210	1,063
Impaired With Allowance Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	281	170
Impaired With Allowance Member | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	791	749
Impaired With Allowance Member | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	138	144
Impaired With Allowance Member | Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	59	92
Impaired With Allowance Member | Commercial And Industrial Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	0	0
Impaired With Allowance Member | Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	74	24
Impaired With Allowance Member | Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	$ 5	$ 28